Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (816)	$ (409)
Reconciliation of net loss to cash provided by operating activities:
Depreciation and amortization expense	2,996	2,816
Amortization of debt issuance costs	22	17
Compensation costs - stock options	12	29
Deferred rental income	(50)	(88)
Provision for losses on accounts receivable	6	115
Change in operating assets and liabilities:
Accounts receivable	857	(1,885)
Inventories	(77)	57
Prepaid expenses	(50)	25
Refundable income taxes		33
Other assets, net	2	5
Accounts payable	(1,557)	1,240
Accrued payroll and other compensation	55	66
Accrued income taxes	(22)	48
Other accrued taxes	(76)	68
Deferred revenues	2	315
Other liabilities and accrued expenses	(56)	135
Net cash provided by operating activities	1,248	2,587
Investing activities:
Capital expenditures	(1,789)	(2,998)
Cash released from restriction	79
Net cash used in investing activities	(1,710)	(2,998)
Financing activities:
Proceeds under term loan facility		12,000
Borrowings under line of credit facilities		1,025
Repayment under line of credit facilities		(9,000)
Principal payments on term loan facility	(536)
Principal payments on capital lease obligations	(234)	(67)
Restricted cash		(2,905)
Payments of debt issuance costs	(42)	(157)
Net cash provided by (used in) financing activities	(812)	896
Increase (decrease) in cash and cash equivalents	(1,274)	485
Cash and cash equivalents at beginning of year	2,299	1,814
Cash and cash equivalents at end of year	1,025	2,299
Supplemental disclosure of cash flow information:
Capital expenditures included in accounts payable	32	93
Debt issuance costs included in accounts payable	2	32
Capital lease obligations incurred	739	298
Cash paid during the year for interest	677	362
Cash paid during the year for income taxes	$ 144	$ 54